SHARE-BASED PAYMENT - Share-based Compensation Recognized (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 83,122	¥ 65,154	¥ 55,128
General and Administrative Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	32,247	38,605	40,684
Research and Development
SHARE-BASED PAYMENT
Total stock-based compensation expense	42,677	23,978	11,191
Selling and Marketing Expenses
SHARE-BASED PAYMENT
Total stock-based compensation expense	¥ 8,198	¥ 2,571	3,198
Cost of Revenue
SHARE-BASED PAYMENT
Total stock-based compensation expense			¥ 55